Derivatives (Tables)	12 Months Ended
Jul. 01, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value and Balance Sheet Location of Contracts
The fair value and balance sheet location of the Company’s derivative instruments as of July 1, 2016 and July 3, 2015 were as follows:

	Derivative Assets Reported in
	Other Current Assets		Other Non-current Assets
	July 1, 2016	July 3, 2015	July 1, 2016	July 3, 2015
	(in millions)
Foreign exchange forward contracts designated	$114	$—	$—	$—
Foreign exchange forward contracts not designated	12	—	—	—
Call options	70	—	1	—
Total derivatives	$196	$—	$1	$—

	Derivative Liabilities Reported in
	Accrued Expenses		Other Liabilities
	July 1, 2016	July 3, 2015	July 1, 2016	July 3, 2015
	(in millions)
Foreign exchange forward contracts designated	$23	$31	$—	$—
Foreign exchange forward contracts not designated	—	—	—	—
Exchange option	141	—	14	—
Total derivatives	$164	$31	$14	$—

Offsetting Assets and Liabilities [Table Text Block]
The following table presents the gross amounts of the Company’s derivative instruments, amounts offset due to master netting arrangements with the Company’s various counterparties and the net amounts recognized in the consolidated balance sheet as of July 1, 2016:

				Gross Amounts Not Offset in the Balance Sheet
Derivatives Designated as Hedging Instruments	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Balance Sheet	Financial Instruments	Cash Collateral Received or Pledged	Net Amount
	(in millions)
Foreign exchange contracts
Financial assets	$118	$(4)	$114	$—	$—	$114
Financial liabilities	(27)	4	(23)	—	—	(23)
Total derivative instruments	$91	$—	$91	$—	$—	$91
The Company had a gross and net liability of $31 million related to its derivative instruments outstanding at July 3, 2015. There were no amounts offset due to master netting arrangements in place at July 3, 2015.

Gains (Losses) of Derivatives in Cash Flow Hedging Relationships
The impact of foreign exchange contracts on the consolidated financial statements was as follows:

Derivatives in Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivatives		Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
	2016	2015	2016	2015
	(in millions)
Foreign exchange contracts	$48	$(74)	$(51)	$(44)